Other Income, Net - Summary of Other Income, Net (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 6,706		¥ 2,591	¥ 3,532
Merchant penalty income	[1]	1,985		1,688	3,079
Gains on disposal of property and equipment		10		241	118
Exchange gains/(losses)		(1,727)	$ (250)	(183)	46
Refund from depositary bank	[2]	0		0	997
Others		858		756	5,012
Total		¥ 7,832	$ 1,135	¥ 5,093	¥ 12,784

[1]	Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle its users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.
[2]	The Group received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over 5 year arrangement period. For the years ended March 31, 2024, 2025 and 2026, the Group has recorded RMB997, nil and nil in other income. For the years ended March 31, 2024, 2025 and 2026, the Group received nil reimbursement payments from depositary bank for the transaction costs incurred in the prior years.